Advances to Nami Corp	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Advances to Nami Corp

In the year ended June 30, 2018, the Company advanced $186,372 (MYR 716,856) to NAMI Corp. The advances were made without documentation, are due on demand and are non-interest bearing. The amounts were repaid prior to June 30, 2018.